Income tax and deferred taxes - Narrative (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	27.00%	27.00%	27.00%
Prescriptive period for review legal deadline	3
Prescriptive period extended for review legal deadline	6
Mining royalties operation
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	9.60%
Caliche extraction operation
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	9.09%
United States
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline	3
Prescriptive period extended for review legal deadline	6
United States | Maximum
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	3.51%	3.51%
United States | Minimum
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	21.00%	21.00%
Mexico
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	30.00%	30.00%
Prescriptive period for review legal deadline	5
Spain
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline	4
Belgium
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline	3
Prescriptive period extended for review legal deadline	5
South Africa
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	28.00%	28.00%
Prescriptive period for review legal deadline	3
Prescriptive period extended for review legal deadline	5
China
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline	3
Prescriptive period extended for review legal deadline	5
China | Maximum
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	12.00%	12.00%
China | Minimum
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	25.00%	25.00%
Korea
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	25.00%	25.00%
Prescriptive period for review legal deadline	5
Prescriptive period extended for review legal deadline	7
Korea | Maximum
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period extended for review legal deadline failure to file tax return	10 years
Prescriptive period extended for review legal deadline, tax evasion or fraud	15 years
Korea | Minimum
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period extended for review legal deadline failure to file tax return	5 years
Prescriptive period extended for review legal deadline, tax evasion or fraud	10 years